Consolidated Statements of Comprehensive Income (Loss) - BRL (R$) R$ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Condensed Statement of Income Captions [Line Items]
Net income for the period	R$ 2,083,955	R$ 1,961,387	R$ 8,203,412	R$ 13,321,518
Other comprehensive income (loss)
Fair value investments in equity measured at fair value through other comprehensive income (1)	(76,190)	48,856	(47,115)	(148,284)
Deferred tax relating to fair value of investments	(4)	413	819	1,068
Actuarial gain (loss) on post-employment plans of subsidiaries	6,778		6,778
Tax effect of the actuarial (gain) loss	(1,763)		(1,763)
Items with no subsequent effect on income (loss)	(71,179)	49,269	(41,281)	(147,216)
Exchange rate variations on conversion of financial information of the subsidiaries abroad (2)	(42,079)	(33,755)	(174,560)	(139,559)
Realization of exchange variation on investments abroad				(15,636)
Cash flow hedge	12,882		12,882
Tax effect on cash flow hedge	(7,588)		(7,588)
Items with subsequent effect on income (loss)	(36,785)	(33,755)	(169,266)	(155,195)
Total comprehensive income	1,975,991	1,976,901	7,992,865	13,019,107
Attributable to
Controlling shareholders’	1,990,074	1,969,030	7,993,456	12,996,560
Non-controlling interest	(14,083)	7,871	(591)	22,547
Lenzing Aktiengesellschaft (“Lenzing ”)
Other comprehensive income (loss)
Fair value investments in equity measured at fair value through other comprehensive income (1)	R$ (76,202)	R$ 50,072	R$ (44,706)	R$ (145,142)